Post-Employment and Other Non-Current Employee Benefits - Balances of Liabilities for Summary of Variable Return Financial Instruments Recorded at Market Values (Detail)	Dec. 31, 2021	Dec. 31, 2020
Variable return:
Fixed and variable trust assets	100.00%	100.00%
Traded securities
Fixed return:
Fixed return	22.00%	18.00%
Life annuities
Fixed return:
Fixed return	16.00%	18.00%
Bank instruments
Fixed return:
Fixed return	5.00%	17.00%
Federal government instruments
Fixed return:
Fixed return	37.00%	27.00%
Publicly traded shares
Variable return:
Variable return	20.00%	20.00%